financial instruments - Credit risk (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	$ 5,936	$ 4,777
Cash and temporary investments, net
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	974	723
Customer accounts receivable
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	3,868	3,216
Contract assets.
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	761	749
Derivative assets
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	$ 333	$ 89